Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Feb. 26, 2015
Document Effective Date	Feb. 27, 2015
Prospectus Date	Feb. 27, 2015
DIREXION ZACKS MLP HIGH INCOME SHARES | DIREXION ZACKS MLP HIGH INCOME SHARES
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Trading Symbol	ZMLP
Direxion All Cap Insider Sentiment Shares | Direxion All Cap Insider Sentiment Shares
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Trading Symbol	KNOW
Direxion S&P 500 (R) Volatility Response Shares | Direxion S&P 500 (R) Volatility Response Shares
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Trading Symbol	VSPY
Direxion NASDAQ-100(R) Equal Weighted Index Shares | Direxion NASDAQ-100(R) Equal Weighted Index Shares
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Trading Symbol	QQQE
Direxion iBillionaire Index ETF | Direxion iBillionaire Index ETF
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Trading Symbol	IBLN
Direxion Daily Total Market Bear 1X Shares | Direxion Daily Total Market Bear 1X Shares
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Trading Symbol	TOTS
Direxion Daily 7-10 Year Treasury Bear 1X Shares | Direxion Daily 7-10 Year Treasury Bear 1X Shares
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Trading Symbol	TYNS
Direxion Daily 20+ Year Treasury Bear 1X Shares | Direxion Daily 20+ Year Treasury Bear 1X Shares
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Trading Symbol	TYBS
Direxion Daily Total Bond Market Bear 1X Shares | Direxion Daily Total Bond Market Bear 1X Shares
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Trading Symbol	SAGG
Direxion Daily Russell 1000 Growth Index Bull 1.25X Shares | Direxion Daily Russell 1000 Growth Index Bull 1.25X Shares
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Trading Symbol	LLRG
Direxion Daily Russell 1000 Value Index Bull 1.25X Shares | Direxion Daily Russell 1000 Value Index Bull 1.25X Shares
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Trading Symbol	LLRV
Direxion Daily S&P 500 Bull 1.25X Shares | Direxion Daily S&P 500 Bull 1.25X Shares
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Trading Symbol	LLSP
Direxion Daily Mid Cap Bull 1.25X Shares | Direxion Daily Mid Cap Bull 1.25X Shares
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Trading Symbol	LLMC
Direxion Daily Small Cap Bull 1.25X Shares | Direxion Daily Small Cap Bull 1.25X Shares
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Trading Symbol	LLSC
Direxion Daily Total Stock Market Bull 1.25X Shares | Direxion Daily Total Stock Market Bull 1.25X Shares
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Trading Symbol	LLTS
Direxion Daily FTSE Developed Markets Bull 1.25X Shares | Direxion Daily FTSE Developed Markets Bull 1.25X Shares
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Trading Symbol	LLDM
Direxion Daily FTSE Emerging Markets Bull 1.25X Shares | Direxion Daily FTSE Emerging Markets Bull 1.25X Shares
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Trading Symbol	LLEM
Direxion Daily 7-10 Year Treasury Bond Bull 1.25X Shares | Direxion Daily 7-10 Year Treasury Bond Bull 1.25X Shares
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Trading Symbol	LLST
Direxion Daily 20+ Year Treasury Bond Bull 1.25X Shares | Direxion Daily 20+ Year Treasury Bond Bull 1.25X Shares
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Trading Symbol	LLTT
Direxion Daily Total Bond Market Bull 1.25X Shares | Direxion Daily Total Bond Market Bull 1.25X Shares
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Trading Symbol	LLTB
Direxion Daily S&P 500(R) Bull 2X Shares | Direxion Daily S&P 500? Bull 2X Shares
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Trading Symbol	SPUU
Direxion Daily S&P 500(R) Bear 2X Shares | Direxion Daily S&P 500? Bear 2X Shares
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Trading Symbol	SFVS
Direxion Daily Mid Cap Bull 2X Shares | Direxion Daily Mid Cap Bull 2X Shares
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Trading Symbol	MDLL
Direxion Daily Mid Cap Bear 2X Shares | Direxion Daily Mid Cap Bear 2X Shares
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Trading Symbol	MDSS
Direxion Daily Small Cap Bull 2X Shares | Direxion Daily Small Cap Bull 2X Shares
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Trading Symbol	SMLL
Direxion Daily Small Cap Bear 2X Shares | Direxion Daily Small Cap Bear 2X Shares
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Trading Symbol	SMSS
Direxion Daily 7-10 Year Treasury Bull 2X Shares | Direxion Daily 7-10 Year Treasury Bull 2X Shares
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Trading Symbol	SYTL
Direxion Daily 7-10 Year Treasury Bear 2X Shares | Direxion Daily 7-10 Year Treasury Bear 2X Shares
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Trading Symbol	SYTS
Direxion Daily 20+ Year Treasury Bull 2X Shares | Direxion Daily 20+ Year Treasury Bull 2X Shares
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Trading Symbol	TYTL
Direxion Daily 20+ Year Treasury Bear 2X Shares | Direxion Daily 20+ Year Treasury Bear 2X Shares
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Trading Symbol	TYTS
Direxion Daily Mid Cap Bull 3X Shares | Direxion Daily Mid Cap Bull 3X Shares
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Trading Symbol	MIDU
Direxion Daily Mid Cap Bear 3X Shares | Direxion Daily Mid Cap Bear 3X Shares
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Trading Symbol	MIDZ
Direxion Daily S&P 500(R) Bull 3X Shares | Direxion Daily S&P 500(R) Bull 3X Shares
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Trading Symbol	SPXL
Direxion Daily S&P 500(R) Bear 3X Shares | Direxion Daily S&P 500(R) Bear 3X Shares
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Trading Symbol	SPXS
Direxion Daily Small Cap Bull 3X Shares | Direxion Daily Small Cap Bull 3X Shares
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Trading Symbol	TNA
Direxion Daily Small Cap Bear 3X Shares | Direxion Daily Small Cap Bear 3X Shares
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Trading Symbol	TZA
Direxion Daily Brazil Bull 3X Shares | Direxion Daily Brazil Bull 3X Shares
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Trading Symbol	BRZU
Direxion Daily FTSE China Bull 3X Shares | Direxion Daily FTSE China Bull 3X Shares
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Trading Symbol	YINN
Direxion Daily FTSE China Bear 3X Shares | Direxion Daily FTSE China Bear 3X Shares
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Trading Symbol	YANG
Direxion Daily Developed Markets Bull 3X Shares | Direxion Daily Developed Markets Bull 3X Shares
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Trading Symbol	DZK
Direxion Daily Developed Markets Bear 3X Shares | Direxion Daily Developed Markets Bear 3X Shares
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Trading Symbol	DPK
Direxion Daily Emerging Markets Bull 3X Shares | Direxion Daily Emerging Markets Bull 3X Shares
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Trading Symbol	EDC
Direxion Daily Emerging Markets Bear 3X Shares | Direxion Daily Emerging Markets Bear 3X Shares
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Trading Symbol	EDZ
Direxion Daily FTSE Europe Bull 3X Shares | Direxion Daily FTSE Europe Bull 3X Shares
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Trading Symbol	EURL
Direxion Daily India Bull 3X Shares | Direxion Daily India Bull 3X Shares
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Trading Symbol	INDL
DIREXION DAILY JAPAN BULL 3X SHARES | DIREXION DAILY JAPAN BULL 3X SHARES
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Trading Symbol	JPNL
Direxion Daily Latin America Bull 3X Shares | Direxion Daily Latin America Bull 3X Shares
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Trading Symbol	LBJ
Direxion Daily Russia Bull 3X Shares | Direxion Daily Russia Bull 3X Shares
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Trading Symbol	RUSL
Direxion Daily Russia Bear 3X Shares | Direxion Daily Russia Bear 3X Shares
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Trading Symbol	RUSS
Direxion Daily South Korea Bull 3X Shares | Direxion Daily South Korea Bull 3X Shares
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Trading Symbol	KORU
Direxion Daily Basic Materials Bull 3X Shares | Direxion Daily Basic Materials Bull 3X Shares
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Trading Symbol	MATL
Direxion Daily Gold Miners Index Bull 3X Shares | Direxion Daily Gold Miners Index Bull 3X Shares
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Trading Symbol	NUGT
Direxion Daily Gold Miners Index Bear 3X Shares | Direxion Daily Gold Miners Index Bear 3X Shares
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Trading Symbol	DUST
Direxion Daily Healthcare Bull 3X Shares | Direxion Daily Healthcare Bull 3X Shares
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Trading Symbol	CURE
DIREXION DAILY JUNIOR GOLD MINERS INDEX BULL 3X SHARES | DIREXION DAILY JUNIOR GOLD MINERS INDEX BULL 3X SHARES
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Trading Symbol	JNUG
DIREXION DAILY JUNIOR GOLD MINERS INDEX BEAR 3X SHARES | DIREXION DAILY JUNIOR GOLD MINERS INDEX BEAR 3X SHARES
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Trading Symbol	JDST
Direxion Daily Natural Gas Related Bull 3X Shares | Direxion Daily Natural Gas Related Bull 3X Shares
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Trading Symbol	GASL
Direxion Daily Retail Bull 3X Shares | Direxion Daily Retail Bull 3X Shares
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Trading Symbol	RETL
Direxion Daily Semiconductor Bull 3X Shares | Direxion Daily Semiconductor Bull 3X Shares
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Trading Symbol	SOXL
Direxion Daily Semiconductor Bear 3X Shares | Direxion Daily Semiconductor Bear 3X Shares
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Trading Symbol	SOXS
Direxion Daily Energy Bull 3X Shares | Direxion Daily Energy Bull 3X Shares
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Trading Symbol	ERX
Direxion Daily Energy Bear 3X Shares | Direxion Daily Energy Bear 3X Shares
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Trading Symbol	ERY
Direxion Daily Financial Bull 3X Shares | Direxion Daily Financial Bull 3X Shares
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Trading Symbol	FAS
Direxion Daily Financial Bear 3X Shares | Direxion Daily Financial Bear 3X Shares
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Trading Symbol	FAZ
Direxion Daily Real Estate Bull 3X Shares | Direxion Daily Real Estate Bull 3X Shares
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Trading Symbol	DRN
Direxion Daily Real Estate Bear 3X Shares | Direxion Daily Real Estate Bear 3X Shares
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Trading Symbol	DRV
Direxion Daily Technology Bull 3X Shares | Direxion Daily Technology Bull 3X Shares
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Trading Symbol	TECL
Direxion Daily Technology Bear 3X Shares | Direxion Daily Technology Bear 3X Shares
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Trading Symbol	TECS
Direxion Daily 7-10 Year Treasury Bull 3X Shares | Direxion Daily 7-10 Year Treasury Bull 3X Shares
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Trading Symbol	TYD
Direxion Daily 7-10 Year Treasury Bear 3X Shares | Direxion Daily 7-10 Year Treasury Bear 3X Shares
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Trading Symbol	TYO
Direxion Daily 20+ Year Treasury Bull 3X Shares | Direxion Daily 20+ Year Treasury Bull 3X Shares
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Trading Symbol	TMF
Direxion Daily 20+ Year Treasury Bear 3X Shares | Direxion Daily 20+ Year Treasury Bear 3X Shares
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Trading Symbol	TMV